Segmental Report	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segmental report	Segmental report

	South Africa	Ghana		Peru	Chile	Australia
Figures in millions unless otherwise stated	South Deep[1]	Tarkwa	Damang	Cerro Corona	Salares Norte[2]	St Ives	Agnew	Granny Smith	Gruyere	Total Australia	Corporate[3]	Group

INCOME STATEMENT for the year ended 31 December 2025
Revenue[6]	1,065.9	1,642.6	333.1	596.7	1,421.4	1,278.4	836.5	914.2	662.6	3,691.7	—	8,751.3
Cost of sales	(476.7)	(744.4)	(237.6)	(253.2)	(354.2)	(564.8)	(325.7)	(309.7)	(371.0)	(1,571.2)	(43.8)	(3,680.8)
Cost of sales before gold inventory change and amortisation and depreciation	(402.4)	(490.5)	(187.4)	(241.3)	(258.5)	(440.7)	(253.4)	(243.9)	(181.3)	(1,119.3)	—	(2,699.1)
- Salaries and wages	(132.2)	(62.5)	(19.8)	(58.1)	(37.2)	(57.2)	(44.4)	(73.9)	(18.4)	(193.9)	—	(503.6)
- Consumable stores	(116.5)	(101.4)	(37.3)	(29.4)	(33.6)	(44.8)	(23.1)	(32.9)	(26.9)	(127.7)	—	(445.9)
- Utilities	(52.1)	(25.2)	(15.4)	(14.4)	(2.3)	(29.1)	(8.4)	(18.8)	(20.8)	(77.1)	—	(186.7)
- Mine and other contractors	(55.0)	(254.0)	(98.4)	(107.7)	(88.9)	(208.1)	(102.8)	(36.4)	(45.3)	(392.6)	—	(996.7)
- Other	(46.6)	(47.5)	(16.5)	(31.6)	(96.5)	(101.4)	(74.8)	(81.9)	(69.9)	(328.0)	—	(566.2)
Gold inventory change	4.1	(116.7)	(23.5)	47.7	62.8	14.3	(0.8)	5.3	(54.5)	(35.7)	—	(61.3)
Amortisation and depreciation	(78.4)	(137.2)	(26.7)	(59.6)	(158.5)	(138.4)	(71.5)	(71.1)	(135.2)	(416.2)	(43.8)	(920.4)
Other (costs)/income[4]	(5.1)	(14.7)	(25.5)	(4.2)	4.3	(1.6)	(23.8)	(13.3)	(6.3)	(45.0)	(40.3)	(130.5)
Investment income	10.6	5.8	0.7	—	5.0	1.7	0.9	0.8	1.3	4.7	26.5	53.3
Finance expense	(1.1)	(14.7)	(4.0)	(9.7)	(23.3)	(6.0)	(5.5)	(3.6)	(9.6)	(24.7)	(43.2)	(120.7)
Gain on financial instrument, net	—	—	—	77.5	—	—	—	—	—	—	(19.4)	58.1
Share-based payments	(3.2)	(2.5)	—	(2.1)	(1.4)	(1.9)	(1.4)	(1.6)	(1.0)	(5.9)	(10.3)	(25.4)
Long-term incentive plan	(7.2)	(5.5)	(0.1)	(5.3)	(2.5)	(3.5)	(1.9)	(3.5)	(1.0)	(9.9)	(12.7)	(43.2)
Exploration expense	—	—	—	(10.5)	(20.1)	(26.0)	(19.6)	(5.9)	—	(51.5)	(215.7)	(297.8)
Reversal of impairment of assets, net Impairment	158.1	—	—	—	(3.8)	—	—	—	—	—	127.0	281.3
Restructuring costs	—	(8.7)	(1.6)	—	—	—	—	—	—	—	—	(10.3)
Ghana expected credit loss	—	(66.0)	—	—	—	—	—	—	—	—	—	(66.0)
Gain on remeasurement of 50% previously held interest in Gruyere	—	—	—	—	—	—	—	—	808.2	808.2	—	808.2
Transaction costs on acquisition of Gold Road	—	—	—	—	—	—	—	—	—	—	(51.4)	(51.4)
Silicosis settlement costs	—	—	—	—	—	—	—	—	—	—	(0.7)	(0.7)
Profit/(loss) on disposal of assets	1.1	—	—	(0.2)	—	—	—	0.2	—	0.2	—	1.1
Royalties[5]	(25.2)	(82.1)	(16.7)	(15.9)	—	—	—	—	—	(92.0)	—	(231.9)
Mining and income tax[5]	(210.3)	(254.1)	(21.4)	(134.6)	(344.3)	—	—	—	—	(571.6)	(112.9)	(1,649.2)
Current taxation	(0.5)	(217.3)	(24.7)	(94.8)	(63.2)	—	—	—	—	(548.0)	(31.7)	(980.2)
Deferred taxation	(209.8)	(36.8)	3.3	(39.8)	(281.1)	—	—	—	—	(23.6)	(81.2)	(669.0)
Profit/(loss) for the year	506.8	455.6	26.9	238.6	681.1	—	—	—	—	2,133.0	(396.9)	3,645.5
Profit/(loss) attributable to:
– Owners of the parent	478.2	410.0	24.2	237.5	681.1	—	—	—	—	2,133.0	(396.9)	3,567.5
– Non-controlling interest holders	28.6	45.6	2.7	1.1	—	—	—	—	—	—	—	78.0

STATEMENT OF FINANCIAL POSITION at 31 December 2025
Total assets (excluding deferred taxation)	1,391.8	1,737.1	166.8	787.2	2,393.0	1,570.0	843.9	1,267.4	3,514.9	7,196.2	1,514.9	15,187.0
Total liabilities (excluding deferred taxation)	118.7	323.2	116.5	351.8	893.7	227.8	173.0	130.7	265.7	797.2	2,550.0	5,151.1
Net deferred taxation (assets)/liabilities	320.5	226.8	(10.1)	(19.8)	195.4	—	—	—	—	586.9	63.8	1,363.5
Capital expenditure[7]	128.2	248.7	(3.7)	45.6	293.2	281.4	85.8	122.1	157.4	646.7	39.8	1,398.5
The above is a geographical analysis presented by location of assets. The Group’s operations are primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside
South Africa. The segment results have been prepared and presented based on management’s reporting format. Gold mining operations are managed and internally reported based on the following geographical areas: in South Africa, South
Deep mine, in Ghana, Tarkwa and Damang mines, in Australia, St Ives, Agnew, Granny Smith and Gruyere, in Peru, the Cerro Corona mine and in Chile, Salares Norte. During 2025, Gold Fields acquired 100% of the share capital of Gold Road and the transaction was accounted for as a business combination (Refer note 18.3). The Group has exploration interests which are included in the “Corporate” segment. Refer to accounting policies on segment reporting on page 68.
Figures may not add as they are rounded independently.
[1]The income statement and statement of financial position of South Deep is that of the operating mine and does not include any of the adjustments made in respect of the purchase price allocation relating to the acquisition of South Deep.
South Deep Gold mine, being an unincorporated joint venture, is not liable for taxation. Taxation included in South Deep is indicative, as tax is provided in the holding companies at a rate of 29%.
[2]Salares Norte reached commercial levels of production on 31 August 2025.
[3]"Corporate” represents the items to reconcile segment data to consolidated financial statement totals, including the elimination of intercompany transactions and balances as well as the Group’s exploration interests. This does not represent a separate segment as it does not generate revenue. Included in “Corporate” is the adjustment made in respect of the purchase price allocation of South Deep.
[4]Other costs “Corporate and other” comprise share of losses of equity-accounted investees, net of taxation of US$2.3 million, Gruyere rainfall event reversal of costs of US$6.0 million and the balance of US$44.0 million expenses which consists mainly of corporate related costs.
[5]The Australian operations are entitled to transfer and off-set profits and losses from one company to another, therefore it is not meaningful to split the royalties, income or deferred taxation.
[6]Includes revenue from the sale of copper and silver amounting to US$228.1 million and US$116.7 million, respectively.
[7]Capital expenditure for the year ended 31 December 2025.
45.Segmental report continued

	South Africa	Ghana		Peru	Chile	Australia						Group
Figures in millions unless otherwise stated	South Deep[1]	Tarkwa	Damang	Cerro Corona	Salares Norte	St Ives	Agnew	Granny Smith	Gruyere	Total Australia	Corporate[2,3]
INCOME STATEMENT for the year ended 31 December 2024
Revenue[6]	646.4	1,301.9	323.5	410.8	93.6	825.0	562.1	688.8	348.9	2,424.8	—	5,201.6
Cost of sales	(419.7)	(641.4)	(269.9)	(250.6)	(26.8)	(438.1)	(291.2)	(302.2)	(188.3)	(1,219.8)	(15.5)	(2,843.7)
Cost of sales before gold inventory change and amortisation and depreciation	(356.4)	(519.7)	(132.8)	(226.7)	(43.1)	(358.3)	(222.9)	(235.0)	(107.4)	(923.6)	—	(2,202.3)
- Salaries and wages	(112.3)	(54.6)	(19.9)	(47.1)	(4.1)	(40.4)	(43.8)	(71.7)	(11.5)	(167.4)	—	(405.4)
- Consumable stores	(112.9)	(93.7)	(41.0)	(30.8)	(9.2)	(32.8)	(21.4)	(32.4)	(17.9)	(104.5)	—	(392.2)
- Utilities	(41.5)	(23.8)	(20.9)	(13.9)	—	(29.1)	(6.4)	(19.8)	(13.1)	(68.4)	—	(168.4)
- Mine and other contractors	(49.3)	(308.8)	(32.6)	(107.9)	(20.4)	(171.9)	(96.5)	(40.2)	(24.0)	(332.6)	—	(851.5)
- Other	(40.4)	(38.8)	(18.4)	(27.0)	(9.4)	(84.1)	(54.8)	(70.9)	(40.9)	(250.7)	—	(384.8)
Gold inventory change	(1.7)	13.1	(105.3)	35.5	60.9	(16.7)	3.2	3.0	(6.0)	(16.5)	—	(14.0)
Amortisation and depreciation	(61.6)	(134.8)	(31.8)	(59.4)	(44.6)	(63.1)	(71.5)	(70.2)	(74.9)	(279.7)	(15.5)	(627.4)
Other (costs)/income[4]	(3.9)	(8.9)	(2.1)	(7.6)	(2.8)	(25.0)	(1.2)	1.6	(1.1)	(25.7)	(91.3)	(142.3)
Investment income	5.1	2.8	0.3	—	1.3	1.4	0.7	0.6	1.0	3.7	15.5	28.7
Finance expense	(1.0)	(14.6)	(4.2)	(15.1)	(1.8)	(6.3)	(5.7)	(4.1)	(9.8)	(25.9)	12.2	(50.4)
Share-based payments	(0.1)	(0.4)	—	(1.2)	—	(0.5)	(0.3)	(0.4)	(0.3)	(1.5)	(1.2)	(4.4)
Long-term incentive plan	(2.9)	(2.8)	1.0	(2.2)	(0.2)	(2.2)	(0.9)	(2.2)	(0.7)	(6.0)	(1.4)	(14.5)
Exploration expense	—	(3.0)	—	(6.9)	(16.1)	(19.6)	(11.0)	(3.1)	(1.9)	(35.6)	(36.8)	(98.4)
Restructuring costs	(0.1)	(3.6)	(0.4)	—	—	—	—	—	—	—	(2.5)	(6.6)
Silicosis settlement costs	—	—	—	—	—	—	—	—	—	—	0.3	0.3
Impairment of investments and assets	—	—	—	(3.5)	—	—	—	—	—	—	—	(3.5)
Profit on disposal of Rusoro	—	—	—	—	—	—	—	—	—	—	62.3	62.3
Profit on disposal of Asanko Gold	—	—	—	—	—	—	—	—	—	—	5.6	5.6
Profit/(loss) on disposal of assets	0.6	0.2	—	—	—	0.2	—	(0.1)	(0.3)	(0.2)	—	0.6
Royalties[5]	(3.2)	(62.5)	(15.5)	(7.1)	—	—	—	—	—	(59.4)	—	(147.7)
Mining and income tax[5]	(57.6)	(198.7)	(9.3)	(35.0)	(20.4)	—	—	—	—	(318.0)	(58.1)	(697.1)
Current taxation	(0.2)	(170.1)	(16.2)	(53.0)	—	—	—	—	—	(286.2)	(24.5)	(550.2)
Deferred taxation	(57.4)	(28.6)	6.9	18.0	(20.4)	—	—	—	—	(31.8)	(33.6)	(146.9)
Profit/(loss) for the year	163.6	369.0	23.4	81.6	26.8	—	—	—	—	736.4	(110.9)	1,290.5
Profit/(loss) attributable to:												—
– Owners of the parent	157.7	332.1	21.1	81.2	26.8	—	—	—	—	736.4	(110.9)	1,245.0
– Non-controlling interest holders	5.9	36.9	2.3	0.4	—	—	—	—	—	—	—	45.5
STATEMENT OF FINANCIAL POSITION at 31 December 2024
Total assets (excluding deferred taxation)	948.5	1,643.5	229.2	549.8	2,010.7	1,053.1	470.5	797.4	541.4	2,862.4	1,743.9	9,988.0
Total liabilities (excluding deferred taxation)	501.5	314.4	87.6	287.0	1,620.0	190.2	139.3	119.4	233.7	682.6	779.1	4,272.2
Net deferred taxation (assets)/liabilities	85.9	190.0	(6.9)	(59.5)	(85.7)	—	—	—	—	208.5	16.6	348.9
Capital expenditure[7]	111.6	206.5	4.7	33.7	388.7	198.0	72.4	80.4	85.1	435.9	2.3	1,183.4
The above is a geographical analysis presented by location of assets. The Group’s operations are primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside
South Africa. The segment results have been prepared and presented based on management’s reporting format. Gold mining operations are managed and internally reported based on the following geographical areas: in South Africa, South
Deep mine, in Ghana, Tarkwa and Damang mines, in Australia, St Ives, Agnew, Granny Smith and Gruyere, in Peru, the Cerro Corona mine and in Chile, Salares Norte. During 2024, Gold Fields acquired 100% of the share capital of Osisko and the transaction was accounted for as an asset acquisition (Refer note 18.2). The Group has exploration interests which are included in the “Corporate and other” segment. Refer to accounting policies on segment reporting on page 68.
Figures may not add as they are rounded independently.
[1]The income statement and statement of financial position of South Deep is that of the operating mine and does not include any of the adjustments made in respect of the purchase price allocation relating to the acquisition of South Deep.
South Deep Gold mine, being an unincorporated joint venture, is not liable for taxation. Taxation included in South Deep is indicative, as tax is provided in the holding companies at a rate of 29%.
[2]“Corporate” represents the items to reconcile segment data to consolidated financial statement totals, including the elimination of intercompany transactions and balances as well as the Group’s exploration interests. This does not represent a separate segment as it does not generate revenue. Included in “Corporate and other” is the adjustment made in respect of the purchase price allocation of South Deep.
[3]The Osisko asset acquisition is included in the "Corporate and other segment".
[4]Other costs “Corporate” comprise share of losses of equity-accounted investees, net of taxation of US$53.6 million, Gruyere rainfall event costs of $12.0 million and the balance of US$25.7 million consists mainly of corporate related costs.
[5]The Australian operations are entitled to transfer and off-set profits and losses from one company to another, therefore it is not meaningful to split the royalties, income or deferred taxation.
[6]Includes revenue from the sale of copper amounting to US$192.7 million.
[7]Capital expenditure for the year ended 31 December 2024.
Notes to the consolidated financial statements continued
for the year ended 31 December 2025
45.Segmental report continued

	South Africa	Ghana		Peru	Chile	Australia							Ghana	Group (continuing and discontinued operations)
Figures in millions unless otherwise stated	South Deep[1]	Tarkwa	Damang	Cerro Corona	Salares Norte	St Ives	Agnew	Granny Smith	Gruyere	Total Australia	Corporate[2]	Continuing operations	Asanko – discontinued operations[3]
INCOME STATEMENT for the year ended 31 December 2023
Revenue[6]	622.8	1,068.9	297.0	451.4	—	717.0	473.6	556.2	313.9	2,060.7	—	4,500.7	115.4	4,616.1
Cost of sales	(384.2)	(603.0)	(303.5)	(291.6)	(1.3)	(398.9)	(268.4)	(292.4)	(190.0)	(1,149.8)	(14.0)	(2,747.0)	(68.9)	(2,815.9)
Cost of sales before gold inventory change and amortisation and depreciation	(315.2)	(455.1)	(178.0)	(227.1)	(12.2)	(322.6)	(200.3)	(223.9)	(108.3)	(855.2)	—	(2,042.4)	(60.5)	(2,102.9)
- Salaries and wages	(102.2)	(59.3)	(23.8)	(46.3)	(0.6)	(48.0)	(37.3)	(70.5)	(11.7)	(167.5)	—	(399.7)	(9.9)	(409.6)
- Consumable stores	(102.0)	(109.6)	(46.4)	(35.1)	(0.1)	(35.0)	(21.5)	(35.1)	(16.0)	(107.6)	—	(400.8)	(26.3)	(427.1)
- Utilities	(36.4)	(21.2)	(17.4)	(14.1)	(0.1)	(22.8)	(4.2)	(19.1)	(14.7)	(60.8)	—	(150.0)	(6.5)	(156.5)
- Mine and other contractors	(41.6)	(226.3)	(70.0)	(69.8)	(11.4)	(145.9)	(91.0)	(32.7)	(27.1)	(296.8)	—	(715.9)	(16.8)	(732.7)
- Other	(33.0)	(38.7)	(20.4)	(61.8)	—	(70.9)	(46.3)	(66.5)	(38.8)	(222.5)	—	(376.0)	(1.0)	(376.9)
Gold inventory change	(13.8)	52.9	(45.0)	46.2	57.1	(3.5)	5.0	(0.4)	(7.8)	(6.7)	—	90.7	(3.7)	87.0
Amortisation and depreciation	(55.2)	(200.8)	(80.5)	(110.7)	(46.2)	(72.8)	(73.1)	(68.1)	(73.9)	(287.9)	(14.0)	(795.3)	(4.7)	(800.0)
Other costs[4]	(3.1)	(16.6)	(4.6)	(11.3)	(3.5)	(6.0)	(3.2)	(0.1)	—	(9.3)	(38.6)	(87.0)	(6.0)	(93.0)
Investment income	8.4	2.6	0.2	—	0.9	1.3	0.5	0.4	0.7	2.9	9.9	24.9	—	24.9
Finance expense	(1.5)	(14.8)	(5.0)	(11.8)	(2.1)	(4.4)	(5.3)	(3.2)	(12.7)	(25.6)	(2.1)	(62.9)	—	(62.9)
Share-based payments	(0.3)	(0.8)	(0.1)	(1.3)	(0.1)	(0.3)	(0.2)	(0.3)	(0.1)	(0.9)	(5.6)	(9.1)	—	(9.1)
Long-term incentive plan	(4.9)	(6.6)	(2.2)	(7.4)	(0.3)	(6.3)	(3.9)	(5.1)	(1.9)	(17.2)	(17.2)	(55.8)	—	(55.8)
Exploration expense	—	(6.0)	(3.0)	(3.9)	(29.3)	(16.6)	(9.8)	(3.7)	(1.9)	(32.0)	(2.0)	(76.2)	—	(76.2)
Restructuring costs	—	(1.6)	(5.5)	—	—	(0.7)	—	—	—	(0.7)	—	(7.8)	—	(7.8)
Silicosis settlement costs	—	—	—	—	—	—	—	—	—	—	4.1	4.1	—	4.1
Ghana expected credit loss	—	(25.4)	(7.8)	—	—	—	—	—	—	—	—	(33.2)	—	(33.2)
Impairment of investments and assets	—	—	—	(156.4)	—	—	—	—	—	—	—	(156.4)	—	(156.4)
Profit/(loss) on disposal of assets	0.3	—	—	(0.1)	—	31.9	0.1	0.1	0.1	32.2	—	32.4	—	32.4
Royalties[5]	(3.1)	(42.8)	(11.9)	(7.0)	—	—	—	—	—	(51.7)	—	(116.4)	(6.6)	(123.0)
Mining and income tax[5]	(68.6)	(129.5)	(7.3)	(2.2)	10.1	—	—	—	—	(243.8)	(23.8)	(465.1)	—	(465.1)
Current taxation	(0.5)	(129.4)	(21.4)	(63.3)	—	—	—	—	—	(230.3)	(13.4)	(458.3)	—	(458.3)
Deferred taxation	(68.1)	(0.1)	14.1	61.1	10.1	—	—	—	—	(13.5)	(10.4)	(6.8)	—	(6.8)
Profit/(loss) for the year	165.8	224.4	(53.7)	(41.6)	(25.6)	—	—	—	—	564.8	(89.3)	745.2	34.0	779.1
Profit/(loss) attributable to:
– Owners of the parent	159.6	202.0	(48.3)	(41.4)	(25.6)	—	—	—	—	564.8	(89.3)	722.2	34.0	756.1
– Non-controlling interest holders	6.2	22.4	(5.4)	(0.2)	—	—	—	—	—	—	—	23.0	—	23.0
STATEMENT OF FINANCIAL POSITION at 31 December 2023
Total assets (excluding deferred taxation)	919.4	1,475.4	331.4	519.3	1,435.7	926.5	841.1	608.5	367.7	2,743.8	475.8	7,900.8	153.3	8,054.1
taxation)	680.8	364.4	98.9	320.4	1,347.2	213.7	153.7	128.0	138.9	634.3	(228.8)	3,217.2	—	3,217.2
Net deferred taxation (assets)/liabilities	30.9	161.4	—	(41.5)	(106.1)	—	—	—	—	194.8	(22.4)	217.1	—	217.1
Capital expenditure[7]	93.1	216.3	4.9	44.4	398.1	97.3	70.4	76.3	51.7	295.7	2.2	1,054.7	24.8	1,079.5
The above is a geographical analysis presented by location of assets. The Group’s operations are primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside
South Africa. The segment results have been prepared and presented based on management’s reporting format. Gold mining operations are managed and internally reported based on the following geographical areas: in South Africa, South
Deep mine, in Ghana, Tarkwa and Damang mines, in Australia, St Ives, Agnew, Granny Smith and Gruyere, in Peru, the Cerro Corona mine and in Chile, Salares Norte. Asanko Gold was presented as a discontinued operation as a result of the sale transaction (Refer notes 15). The Group also exploration interests which are included in the “Corporate and other” segment. Refer to accounting policies on segment reporting on page 68.
Figures may not add as they are rounded independently.
[1]The income statement and statement of financial position of South Deep is that of the operating mine and does not include any of the adjustments made in respect of the purchase price allocation relating to the acquisition of South Deep.
South Deep Gold mine, being an unincorporated joint venture, is not liable for taxation. Taxation included in South Deep is indicative, as tax is provided in the holding companies at a rate of 28%.
[2]“Corporate” represents the items to reconcile segment data to consolidated financial statement totals, including the elimination of intercompany transactions and balances as well as the Group’s exploration interests. This does not represent a separate segment as it does not generate revenue. Included in “Corporate and other” is the adjustment made in respect of the purchase price allocation of South Deep.
[3]For the purpose of the review of the segment by the CODM, Asanko’s income statement was proportionately consolidated as a discontinued operation. The proportionately consolidated income of US$34.0 million above was reconciled to
Asanko's equity-accounted loss of US$18.9 million by deducting the purchase price allocation fair value adjustment amounting to US$6.0 million and impairment amounting to US$46.9 million. The profit for the year from continuing operations of US$745.2 million reconciled to the total profit for the year of US$726.3 million by deducting the loss from discontinued operation of US$18.9 million. The Equity Accounted Joint Venture was carried at US$153.3 million.
[4]Other costs “Corporate” comprise share of losses of equity-accounted investees, net of taxation of US$32.6 million and the balance of US$6.0 million consists mainly of corporate-related costs.
[5]The Australian operations are entitled to transfer and off-set profits and losses from one company to another, therefore it is not meaningful to split the royalties, income or deferred taxation.
[6]Includes revenue from the sale of copper amounting to US$207.6 million.
[7]Capital expenditure for the year ended 31 December 2023.